ORGANIZATION	3 Months Ended
Dec. 31, 2013
ORGANIZATION
1.	ORGANIZATION

China Distance Education Holdings Limited (the “Company”) was incorporated under the law of the Cayman Islands on January 11, 2008. The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively the “Group”) are primarily engaged in providing online and offline education services, and selling related products in the People’s Republic of China (“PRC”).

As of December 31, 2013, details of the Company’s subsidiaries, its VIE and VIE’s subsidiaries were as follows:

Company	Date of establishment	Place of establishment	Percentage of legal ownership by the Company	Principal activities
Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding
Practice Enterprises Network	February 23, 2010	Hong Kong	100%	Inactive
China International Links Limited (“Pencil”)
DL Education Service , LLC (“DL Education”)	September 27,2012	US	100%	Inactive
Beijing Champion Distance Education	January 5, 2004	PRC	100%	Provision of technical support and consultancy
Technology Co., Ltd. (“Champion Technology”)				services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
Variable interest entity:
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials

Subsidiaries of variable interest entity:
Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	Nil	Provision of start-up training services
Beijing Haidian District Champion Training School (“Champion Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services

The VIE arrangements

The following financial information of the Company’s VIE and VIE’s subsidiaries as of September 30, 2013 and December 31, 2013 and for the three months ended December 31, 2013 and 2012 was included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions and balances within the VIE and VIE’s subsidiaries:

	As of September 30, 2013	As of December 31, 2013
	US$	US$
Cash and cash equivalents	39,706	37,027
Prepayment and other current assets	3,839	4,356
Total current assets	54,575	60,036
Total assets	72,515	78,134
Deferred revenue	17,120	19,062

Total current liabilities	38,442	41,493

Total liabilities	38,442	41,493

Total equity	34,073	36,641

	Three months ended December 31
	2012	2013
	US$	US$
Revenues	12,984	18,570

Net income (1)	3,206	6,397

Net cash provided by operating activities	3,003	5,449

Net cash used in investing activities	(1,208)	(8,594)

Effects of exchange rate changes	139	416

(1)	This is net income before service fees charged by Champion Technology and Champion Education Technology.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditor (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.